Supplementary Financial Information (Schedule of Interest Expense and Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Information [Abstract]
Interest	$ 143	$ 117	$ 406	$ 335	$ 453	$ 415	$ 413
Amortization of discount, premium and debt issuance costs	4	3	10	8	10	11	11
Less AFUDC – capitalized interest portion	(7)	(5)	(20)	(12)	(18)	(13)	(19)
Total interest expense and related charges	$ 140	$ 115	$ 396	$ 331	$ 445	$ 413	$ 405